COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 7 - COMMITMENTS AND CONTINGENCIES

A.
The Company has received grants in the aggregate amount of $22,368 from the OCS, as participation of up to 60% of certain development costs. In consideration for such grants, the Company has undertaken to pay royalties amounting to 3%-3.5% of the net sales of products developed, directly or indirectly, from the projects financed, not to exceed 100% of the grants received. Refund of the grants thereon is contingent on future sales and the Company has no obligation to refund grants if sufficient sales are not generated. Royalty expense amounted to $609, $265 and $130 for the years 2012, 2011 and 2010, respectively. The balance of the contingent liability to the OCS as of December 31, 2012 was approximately $19,787 (December 31, 2011: $17,517).

B.	The Group rents its facilities under various operating lease agreements, which expire on various dates, the latest of which is in 2016. The minimum rental payments are as follows:

Year

2013	$1,250
2014	$1,149
2015	$976
2016	$8

Rental expense for the facilities amounted to $1,388, $1,283 and $1,125 for 2012, 2011 and 2010, respectively.